Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (RSU and RSAs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	3,234,230
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested RSUs and RSAs outstanding at December 31, 2012, weighted average grant date fair value (in dollars per share)	$ 24.88
Restricted Stock Units and Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested RSUs and RSAs outstanding at January 1, 2012 (in shares)	1,367,238
Granted (in shares)	451,136
Market value share count adjustment for liability awards (in shares)	12,826
Vested (in shares)	667,088
Forfeited (in shares)	51,899
Unvested RSUs and RSAs outstanding at December 31, 2012 (in shares)	1,086,561	1,367,238
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012 (in shares)	965,438
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested RSUs and RSAs outstanding at January 1, 2012, weighted average grant date fair value (in dollars per share)	$ 18.90
Granted, weighted average grant date fair value (in dollars per share)	$ 33.66	$ 26.17	$ 16.01
Vested, weighted average grant date fair value (in dollars per share)	$ 18.44
Unvested RSUs and RSAs outstanding at December 31, 2012, weighted average grant date fair value (in dollars per share)		$ 18.90
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012, weighted average grant date fair value (in dollars per share)	$ 25.21